Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 33-65632

SCHRODER SERIES TRUST

Supplement dated October 8, 2013 to

the Prospectus dated June 24, 2013 for the

Schroder Long Duration Investment-Grade Bond Fund and

Schroder Broad Tax-Aware Value Bond Fund (the “Funds”)

The following supplements the Funds’ Investor Shares Prospectus to reflect the termination of STW Fixed Income Management LLC (“STW”) as the sub-adviser to the Funds following the integration of STW’s operations with that of its affiliate, Schroder Investment Management North America Inc., the Funds’ investment adviser.

Effective October 11, 2013, the Funds’ investment adviser, Schroder Investment Management North America Inc. (“Schroders”), will assume sole responsibility for the day-to-day management of the Funds and will no longer utilize STW as its sub-adviser.  The portfolio management personnel listed for the Funds will not change as they will continue to provide the same services to the Funds as associated persons of Schroders.  Accordingly, all references in the Prospectus to STW as the current sub-adviser are hereby deleted, and all references to STW as the entity responsible for the day-to-day management of the Fund are hereby replaced with references to Schroders.

Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 33-65632

SCHRODER SERIES TRUST

Supplement dated October 8, 2013 to

the Statement of Additional Information dated June 24, 2013 for the

Schroder Long Duration Investment-Grade Bond Fund and

Schroder Broad Tax-Aware Value Bond Fund (the “Funds”)

The following supplements the Funds’ Statement of Additional Information to reflect the termination of STW Fixed Income Management LLC (“STW”) as the sub-adviser to the Funds following the integration of STW’s operations with that of its affiliate, Schroder Investment Management North America Inc., the Fund’s investment adviser.

Effective October 11, 2013, the Funds’ investment adviser, Schroder Investment Management North America Inc. (“Schroders”), will assume sole responsibility for the day-to-day management of the Funds and will no longer utilize STW as its sub-adviser.  The portfolio management personnel listed for the Funds will not change as they will continue to provide the same services to the Funds as associated persons of Schroders.  Accordingly, all references in the Statement of Additional Information to STW as the current sub-adviser are hereby deleted, and all references to STW as the entity responsible for the day-to-day management of the Fund are hereby replaced with references to Schroders.